Calculation of Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nonvested Shares
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares to be issued			467,369
2010 Acquisition
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares to be issued	533,618	970,215	970,215